Prepayment, Net - Schedule of Movement of Allowance for Prepayment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Schedule of Movement of Allowance for Prepayment [Abstract]
Balance, at beginning of the period	$ 88,105	$ 97,691
Addition (Reversal)		(12,198)
Exchange rate difference	(1,852)	2,612
Balance, at end of the period	$ 86,253	$ 88,105